UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07583

HSBC ADVISOR FUNDS TRUST

(Exact name of registrant as specified in charter)

452 Fifth Avenue, New York, NY 10018

(Address of principal executive offices) (Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-782-8183

Date of fiscal year end: October 31

Date of reporting period: January 31, 2011

Item 1. Schedule of Investments.

HSBC INVESTOR INTERNATIONAL EQUITY FUND

Schedule of Portfolio Investments - As of January 31, 2011 (Unaudited)

Value ($)

Investment Company— 93.8%
Affiliated Portfolio— 93.8%
HSBC Investor International Equity Portfolio	12,105,379

TOTAL INVESTMENTS — 93.8%	12,105,379

Percentages indicated are based on net assets of $12,900,089.

HSBC INVESTOR FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC INVESTOR OPPORTUNITY FUND

Schedule of Portfolio Investments - As of January 31, 2011 (Unaudited)

Value ($)

Investment Company— 101.0%
Affiliated Portfolio— 101.0%
HSBC Investor Opportunity Portfolio	132,198,907

TOTAL INVESTMENTS — 101.0%	132,198,907

Percentages indicated are based on net assets of $130,917,656.

HSBC INVESTOR FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC INVESTOR INTERNATIONAL EQUITY PORTFOLIO

Schedule of Portfolio Investments - As of January 31, 2011 (Unaudited)

	Shares	Value ($)

Common Stock – 96.8%
Australia – 1.5%
Myer Holdings Ltd.	86,881	315,833
QR National Ltd. (a)	111,296	310,477

		626,310

Belgium – 1.2%
Anheuser-Busch InBev NV	9,300	513,091

Bermuda – 1.0%
GOME Electrical Appliances
Holdings Ltd. (a)	1,151,000	436,957

Brazil – 4.8%
Banco Do Brasil SA	29,600	528,464
Banco Santander Brasil SA ADR	39,000	452,400
Cia de Saneamento Basico do Estado de Sao Paulo ADR	8,800	436,216
Companhia Energetica de Sao Paulo, Preferred B Shares	14,500	247,654
PDG Realty SA	67,400	372,805

		2,037,539

Canada – 3.1%
Bankers Petroleum Ltd. (a)	34,400	286,581
Canadian Oil Sands Ltd.	13,100	359,723
First Quantum Minerals Ltd.	5,000	578,614
Penn West Energy Trust	50	1,368
Questerre Energy Corp. (a)	77,422	116,115

		1,342,401

China – 1.2%
Changsha Zoomlion Heavy Industry
Science & Technology
Development Co. Ltd., Class H (a)	101,000	231,630
Weichai Power Co. Ltd., Class H	42,000	287,831

		519,461

Denmark – 0.8%
Carlsberg A/S, Class B	3,610	358,954

France – 5.8%
Alstom SA	4,231	236,103
AXA SA	20,519	434,212
PPR	2,477	395,111
Safran SA	15,986	577,502
Sanofi-Aventis ADR	7,800	268,398
Vinci SA	9,988	576,619

		2,487,945

Germany – 8.5%
Daimler AG, Registered (a)	4,200	307,104
Deutsche Lufthansa AG (a)	15,499	325,725
Deutsche Post AG	27,094	497,960
Deutsche Telekom AG	20,408	272,787
Fresenius SE & Co. KGaA	6,836	595,223
GEA Group AG	11,127	317,919
Henkel AG & Co. KGaA	8,188	420,683
SAP AG	10,409	603,405
Siemens AG	2,298	295,343

		3,636,149

Greece – 0.6%
Public Power Corp.	14,839	242,186

Hong Kong – 3.6%
Guangdong Investment Ltd.	600,000	307,642
Huabao International Holdings Ltd.	232,000	345,029
Hysan Development Co. Ltd	93,000	446,055
The Wharf Holdings Ltd.	57,000	433,453

		1,532,179

Indonesia – 1.4%
PT Bank Negara Indonesia (Persero) Tbk	712,500	255,451
PT Bumi Resources Tbk	1,066,000	324,610

		580,061

Ireland (Republic of) – 1.3%
Accenture plc, Class A	10,700	550,729

Israel – 2.5%
Israel Chemicals Ltd.	29,137	459,273
Teva Pharmaceutical Industries Ltd. ADR	11,200	612,080

		1,071,353

Italy – 1.5%
Intesa Sanpaolo SpA	105,472	351,210
Telecom Italia SpA	189,980	269,847

		621,057

Japan – 14.6%
Asahi Kasei Corp.	65,000	443,957
Bridgestone Corp.	27,900	536,337
Honda Motor Co. Ltd.	18,700	806,207
Japan Tobacco, Inc.	56	210,714
JX Holdings, Inc.	63,800	432,518
Mitsui & Co. Ltd.	37,300	629,762
Nippon Electric Glass Co. Ltd.	39,000	588,269
NSK Ltd.	53,000	508,388
ORIX Corp.	3,030	299,488
Sony Corp.	18,110	623,344
Sumitomo Corp.	46,800	674,377
The Bank of Yokohama Ltd.	98,000	491,081

		6,244,442

Luxembourg – 0.5%
Aperam (a)	301	12,321
ArcelorMittal	6,010	219,210

		231,531

Netherlands – 3.3%
ING Groep NV (a)	50,699	577,266
Koninklijke (Royal) Philips Electronics NV	17,141	534,024
Koninklijke Ahold NV	20,482	277,396

		1,388,686

Norway – 3.7%
DnB NOR ASA	31,869	439,541
Statoil Fuel & Retail ASA (a)	35,551	323,617
Yara International ASA	14,740	830,341

		1,593,499

Russian Federation – 0.5%
LUKOIL ADR	3,600	220,602

Singapore – 3.1%
DBS Group Holdings Ltd.	45,000	530,748
Keppel Corp. Ltd.	54,000	496,699

HSBC INVESTOR PORTFOLIOS	See notes to schedules of portfolio investments.

HSBC INVESTOR INTERNATIONAL EQUITY PORTFOLIO

Schedule of Portfolio Investments - As of January 31, 2011 (Unaudited) (continued)

	Shares	Value ($)

Common Stock, continued
Singapore, continued
Singapore Airlines Ltd.	27,000	313,259

		1,340,706

South Korea – 3.0%
Hyundai Mobis (a)	2,471	571,281
KT Corp. ADR (a)	21,500	423,120
Samsung Electronics Co. Ltd.	315	276,639

		1,271,040

Sweden – 1.4%
Telefonaktiebolaget LM Ericsson ADR	48,800	603,656

Switzerland – 3.2%
Nestle SA	10,037	542,429
Syngenta AG, Registered	1,638	528,407
Zurich Financial Services AG	998	272,956

		1,343,792

Taiwan – 0.8%
Wistron Corp.	163,000	318,191

Thailand – 0.9%
Bangkok Bank Public Co. Ltd., Foreign Registered	77,700	379,893

Turkey – 1.2%
Ford Otomotiv Sanayi AS	16,726	138,898
Turk Telekomunikasyon AS	94,003	385,862

		524,760

United Kingdom – 21.8%
Anglo American plc	16,242	796,182
Aviva plc	41,738	296,783
Barclays plc	117,537	550,390
BG Group plc	29,244	656,088
British American Tobacco plc	9,346	345,117
Dialog Semiconductor plc (a)	14,981	341,338
GlaxoSmithKline plc ADR	13,400	486,822
Imperial Tobacco Group plc	15,757	449,703
National Grid plc	65,080	577,081
Prudential plc	39,811	431,345
Reed Elsevier plc	37,969	335,894
Tesco plc	67,105	432,494
Tullow Oil plc	43,856	932,889
Vedanta Resources plc	19,343	703,932
Vodafone Group plc	280,261	786,452
WPP plc	35,747	442,007
Xstrata plc	32,553	720,871

		9,285,388

TOTAL COMMON STOCK (COST $41,100,997)		41,302,558

Investment Company – 3.3%
Northern Institutional Diversified Assets Portfolio, Institutional Shares, 0.03% (b)	1,421,599	1,421,599

TOTAL INVESTMENT COMPANY (COST $1,421,599)		1,421,599

TOTAL INVESTMENTS (COST $42,522,596) — 100.1%		42,724,157

Percentages indicated are based on net assets of $42,691,515.
(a)	Represents non-income producing security.
(b)	The rate represents the annualized one-day yield that was in effect on January 31, 2011.
ADR	American Depositary Receipt
plc	Public Limited Company

The Portfolio invested, as a percentage of net assets, in the following industries, as of January 31, 2011:

Industry	Percent of Net Assets
Air Freight & Logistics	1.9%
Airlines	0.7%
Auto Components	1.3%
Auto Parts & Equipment	2.0%
Automobiles	2.9%
Beverages	2.0%
Chemicals	7.0%
Commercial Banks	9.4%
Communications Equipment	1.4%
Computers & Peripherals	0.7%
Construction & Engineering	2.1%
Diversified Consumer Services	0.8%
Diversified Financial Services	1.5%
Diversified Telecommunication Services	3.1%
Electric Utilities	2.6%
Electrical & Electronic	0.7%
Electronic Equipment, Instruments & Components	4.2%
Food & Staples Retailing	1.6%
Food Products	1.3%
Health Care Equipment & Supplies	1.4%
Household Durables	1.5%
Industrial Conglomerates	2.9%
Insurance	4.0%
Investment Companies	3.3%
IT Services	1.3%
Machinery	1.1%
Media	1.0%
Metals & Mining	9.9%
Multiline Retail	1.6%
Oil, Gas & Consumable Fuels	7.0%
Pharmaceuticals	3.1%
Real Estate Management & Development	1.9%
Semiconductors & Semiconductor Equipment	1.4%
Software	1.4%
Specialty Retail	1.8%
Tobacco	2.4%
Trading Companies & Distributors	3.1%
Water Utilities	1.0%
Wireless Telecommunication Services	1.8%

Total Investments	100.1%

See notes to schedules of portfolio investments.	HSBC INVESTOR PORTFOLIOS

HSBC INVESTOR OPPORTUNITY PORTFOLIO

Schedule of Portfolio Investments - As of January 31, 2011 (Unaudited)

	Shares	Value ($)

Common Stock – 97.8%
Aerospace & Defense – 2.0%
BE Aerospace, Inc. (a)	82,900	3,207,401

Auto Components – 3.0%
Gentex Corp.	58,250	1,868,078
The Goodyear Tire & Rubber Co. (a)	239,300	2,842,884

		4,710,962

Biotechnology – 2.0%
Alexion Pharmaceuticals, Inc. (a)	37,850	3,172,587

Capital Markets – 2.0%
Waddell & Reed Financial, Inc., Class A	86,200	3,113,544

Chemicals – 3.1%
Celanese Corp., Series A	73,900	3,066,111
Westlake Chemical Corp.	47,750	1,848,880

		4,914,991

Commercial Banks – 0.6%
First Horizon National Corp. (a)	1	11
First Republic Bank (a)	31,880	947,792

		947,803

Commercial Services & Supplies – 4.5%
FleetCor Technologies, Inc. (a)	49,450	1,483,500
Hertz Global Holdings, Inc. (a)	220,500	3,243,555
Waste Connections, Inc.	77,125	2,234,311

		6,961,366

Communications Equipment – 0.9%
Brocade Communications Systems, Inc. (a)	255,600	1,441,584

Containers & Packaging – 2.9%
Crown Holdings, Inc. (a)	138,000	4,603,680

Diversified Consumer Services – 0.9%
New Oriental Education & Technology Group, Inc. ADR (a)	14,650	1,445,369

Diversified Financial Services – 1.3%
MSCI, Inc., Class A (a)	59,600	2,040,108

Electrical Equipment – 3.6%
AMETEK, Inc.	78,100	3,184,918
Hubbell, Inc., Class B	39,300	2,406,732

		5,591,650

Electronic Components & Semiconductors – 2.0%
Harman International Industries, Inc. (a)	71,300	3,088,716

Energy Equipment & Services – 1.1%
Exterran Holdings, Inc. (a)	68,600	1,701,966

Food Products – 3.2%
Green Mountain Coffee Roasters, Inc. (a)	67,800	2,276,724
Ralcorp Holdings, Inc. (a)	44,550	2,726,460

		5,003,184

Health Care Equipment & Supplies – 4.3%
Hill-Rom Holdings, Inc.	82,450	3,336,751
IDEXX Laboratories, Inc. (a)	46,310	3,320,427

		6,657,178

Health Care Providers & Services – 4.5%
Community Health Systems, Inc. (a)	81,250	2,853,500
Coventry Health Care, Inc. (a)	87,400	2,619,378
Skilled Healthcare Group, Inc., Class A (a)	143,700	1,543,338

		7,016,216

Hotels, Restaurants & Leisure – 1.4%
Ctrip.com International Ltd. ADR (a)	55,100	2,267,916

Internet Software & Services – 1.8%
VeriSign, Inc.	84,500	2,843,425

IT Services – 3.3%
Alliance Data Systems Corp. (a)	36,700	2,596,158
Syntel, Inc.	44,950	2,506,861

		5,103,019

Life Sciences Tools & Services – 5.1%
Illumina, Inc. (a)	30,650	2,125,271
Life Technologies Corp. (a)	48,600	2,638,494
Mettler-Toledo International, Inc. (a)	21,080	3,144,925

		7,908,690

Machinery – 5.4%
Crane Co.	75,954	3,373,117
IDEX Corp.	70,600	2,799,996
Snap-on, Inc.	41,250	2,335,988

		8,509,101

Media – 2.8%
DreamWorks Animation SKG, Inc. (a)	56,800	1,594,376
Lamar Advertising Co., Class A (a)	74,100	2,729,844

		4,324,220

Metals & Mining – 2.1%
Compass Minerals International, Inc.	34,930	3,209,019

Oil, Gas & Consumable Fuels – 9.0%
Consol Energy, Inc.	82,180	4,084,346
Denbury Resources, Inc. (a)	145,800	2,967,030
Ensco International plc ADR	62,850	3,415,269
Massey Energy Co.	56,300	3,539,018

		14,005,663

Pharmaceuticals – 1.9%
Elan Corp. plc ADR (a)	256,400	1,730,700
Santarus, Inc. (a)	175,600	573,334
ViroPharma, Inc. (a)	42,500	697,000

		3,001,034

Real Estate Investment Trusts (REITs) – 1.8%
Hospitality Properties Trust	110,600	2,750,622

Road & Rail – 2.1%
Landstar System, Inc.	78,350	3,246,041

Semiconductors & Semiconductor Equipment – 5.3%
LSI Corp. (a)	409,900	2,537,281
NXP Semiconductors N.V. (a)	72,600	1,868,724
ON Semiconductor Corp. (a)	346,200	3,825,510

		8,231,515

Software – 5.9%
BMC Software, Inc. (a)	45,750	2,182,275
Check Point Software Technologies Ltd. (a)	73,250	3,263,288

HSBC INVESTOR PORTFOLIOS	See notes to schedules of portfolio investments.

HSBC INVESTOR OPPORTUNITY PORTFOLIO

Schedule of Portfolio Investments - As of January 31, 2011 (Unaudited) (continued)

	Shares	Value ($)

Common Stock, continued
Software, continued
Nuance Communications, Inc. (a)	189,050	3,843,386

		9,288,949

Specialty Retail – 2.7%
Hibbett Sports, Inc. (a)	58,950	1,887,579
O’Reilly Automotive, Inc. (a)	41,850	2,378,336

		4,265,915

Textiles, Apparel & Luxury Goods – 1.8%
Fossil, Inc. (a)	39,600	2,813,580

Trading Companies & Distributors – 1.6%
WESCO International, Inc. (a)	44,950	2,519,448

Wireless Telecommunication Services – 1.9%
NII Holdings, Inc. (a)	69,800	2,930,204

TOTAL COMMON STOCK
(COST $118,038,319)		152,836,666

Investment Company – 3.1%
Northern Institutional Government Select Portfolio, Shares Class, 0.01%	4,904,358	4,904,358

TOTAL INVESTMENT COMPANY (COST $4,904,358)		4,904,358

TOTAL INVESTMENTS (COST $122,942,677) — 100.9%		157,741,024

Percentages indicated are based on net assets of $156,353,941.
(a)	Represents non-income producing security.
ADR	American Depositary Receipt
plc	Public Limited Company

See notes to schedules of portfolio investments.	HSBC INVESTOR PORTFOLIOS

Notes to Schedules of Portfolio Investments (Unaudited)	January 31, 2011

1. Organization:

          The HSBC Advisor Funds Trust (the “Advisor Trust’’), a Massachusetts business trust organized on April 5, 1996, is registered under the Investment Company Act of 1940, as amended (the “Act’’), as an open-end management investment company. The Advisor Trust is compromised of two separate operational funds, each a diversified series of the HSBC Investor Family of Funds. The Advisor Trust contains the following funds (individually a “Feeder Fund”, collectively the “Feeder Funds’’):

Fund	Short Name

HSBC Investor International Equity Fund	International Equity Fund

HSBC Investor Opportunity Fund	Opportunity Fund

          The HSBC Investor Growth Portfolio, HSBC Investor International Equity Portfolio, HSBC Investor Opportunity Portfolio and the HSBC Investor Value Portfolio (individually a “Portfolio”, collectively the “Portfolios”) are a diversified series of the HSBC Investor Portfolios (the “Portfolio Trust”). The Portfolio Trust is an open-end management investment company organized as a master trust fund under the laws of the State of New York on November 1, 1994. The Portfolios operate as master funds in master-feeder arrangements, in which other funds invest all or part of their investable assets in the Portfolios. The Portfolios also receive investments from certain funds of funds. The Declaration of Trust permits the Board of Trustees (“Trustees”) to issue an unlimited number of beneficial interests in the Portfolios.

          The International Equity Fund and the Opportunity Fund utilize the master-feeder fund structure and seek to achieve their investment objectives by investing all of their investable assets in their respective Portfolios (as defined below):

Feeder Fund	Respective Portfolio	Proportionate Interest on January 31, 2011

International Equity	HSBC Investor International Equity Portfolio	28.4%

Opportunity Fund	HSBC Investor Opportunity Portfolio	86.2%

          The Portfolios are a part of the HSBC Investor Family of Funds, and like each Advisor Trust fund, are open-end management investment companies. The Portfolios’ Schedules of Portfolio Investments (“Schedules”) are widely published and should be read in conjunction with the Schedules of the Feeder Funds.

          Under the Advisor Trust’s and Portfolio Trust’s organizational documents, the Advisor Trust’s and Portfolio Trusts’ Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Feeder Funds and Portfolios. In addition, in the normal course of business, the Feeder Funds and Portfolios may enter into contracts with their service providers, which also provide for indemnifications by the Feeder Funds and Portfolios. The Feeder Funds’ and Portfolios’ maximum exposure under these arrangements is unknown as this would involve any future claims that may be made against the Feeder Funds and Portfolios. However, based on experience, the Advisor Trust and Portfolio Trust expect that risk of loss to be remote.

2. Significant Accounting Policies:

          The following is a summary of the significant accounting policies followed by the Feeder Funds and Portfolios in the preparation of their Schedules. The policies are in conformity with U.S. generally accepted accounting principles (“GAAP’’). The preparation of the Schedules requires management to make estimates and assumptions that affect the reported amounts. Actual results could differ from these estimates.

Securities Valuation:

          The Funds records their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 3 below.

Investment Transactions:

A. Feeder Funds

          The Feeder Funds record daily their pro-rata share of income, expenses, changes in unrealized appreciation and depreciation and realized and unrealized gains and losses derived from their respective Portfolios.

B. Portfolios

          Investment transactions are accounted for no later than one business day after trade date. For financial reporting purposes, changes in holdings are accounted for on trade date on the last business day of the reporting period. Investment gains and losses are calculated on the identified cost basis.

Restricted and Illiquid Securities:

          A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act’’) or pursuant to the resale limitations provided by Rule 144 under the 1933 Act, or another exemption from the registration requirements of the 1933 Act. Certain restricted securities may be resold in transactions exempt from registration, normally to qualified institutional buyers, and may be deemed liquid by the Investment Adviser based on procedures established by the Board of Trustees (“Trustees”) of the Feeder Funds and the Portfolio Trust. Therefore, not all restricted securities are considered illiquid. At January 31, 2011, the Funds and Portfolios did not hold any restricted and illiquid securities.

Foreign Currency Translation:

          The accounting records of the Portfolios are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities.

Derivative Instruments:

          All open derivative positions at period end are reflected on the Portfolio’s Schedule of Investments. The following is a description of the derivative instruments utilized by the Portfolio, including the primary underlying risk exposures related to each instrument type.

Foreign Currency Exchange Contracts:

          Each Portfolio may enter into foreign currency exchange contracts. The Portfolios enter into foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. In addition to the foreign currency risk related to the use of these contracts, the Portfolios could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency. As of January 31, 2011, the Portfolios did not hold any foreign currency exchange contracts.

Futures Contracts:

          Each Portfolio may invest in futures contracts. The Portfolios use futures contracts for the purpose of hedging their existing portfolio securities or securities they intend to purchase against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,’’ are made or received by the Portfolio each day, depending on the daily fluctuations in the fair value of the underlying security. A Portfolio recognizes a gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, a Portfolio may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolios and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. As of January 31, 2011, the Portfolios did not hold any futures contracts.

3. Investment Valuation Summary

          The valuation techniques employed by the Funds, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

• Level 1—quoted prices in active markets for identical assets

• Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

• Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

          The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Feeder Funds

          The Feeder Funds record their investments in their respective Portfolios at fair value and are typically categorized as a Level 2 in the fair value hierarchy. The underlying securities of the Portfolios are recorded at fair value, respectively, as more fully discussed below.

Portfolios

          Exchange traded, domestic equity securities are valued at the last sales price on a national securities exchange, or in the absence of recorded sales, at the readily available closing bid price on such exchanges, or at the quoted bid price in the over-the-counter market and are typically categorized as Level 1 in the fair value hierarchy.

          Exchange traded, foreign equity securities are valued in the appropriate currency on the last quoted sale price and are typically categorized as Level 1 in the fair value hierarchy. Foreign equity securities that are not exchanged traded are valued in the appropriate currency at the average of the quoted bid and asked prices in the over-the-counter market and are typically categorized as Level 2 in the fair value hierarchy.

          Shares of exchange traded and closed-end registered investment companies are valued in the same manner as other equity securities and are typically categorized as Level 1 in the fair value hierarchy. Mutual funds are valued at their net asset values, as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

          Exchange traded futures contracts are valued at their settlement price on the exchange on which they are traded and are typically categorized as Level 1 in the fair value hierarchy.

          Forward foreign currency contracts are generally valued at the foreign currency exchange rate as of the close of the New York Stock Exchange and are typically categorized as Level 2 in the fair value hierarchy.

          Repurchase agreements are valued at original cost and are typically categorized as Level 2 in the fair value hierarchy.

          Securities or other assets for which market quotations are not readily available, or are deemed unreliable due to a significant event or otherwise, are valued pursuant to procedures adopted by the Portfolio Trust’s Board of Trustees. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. Examples of potentially significant events that could affect the value of an individual security and thus require pricing under the procedures include corporate actions by the issuer, announcements by the issuer relating to its earnings or products, regulatory news, natural disasters, and litigation. Examples of potentially significant events that could affect multiple securities held by a Portfolio include governmental actions, natural disasters, and armed conflicts. In addition, if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Portfolios’ net assets are calculated, such securities may be valued using fair value pricing in accordance with procedures adopted by the Trustees. Management identifies possible fluctuations in foreign securities by monitoring the rise or fall in the value of a designated benchmark index. In the event of a rise or fall greater than predetermined levels, the International Equity Portfolio may use a systematic valuation model provided by an independent third party to value its foreign securities, rather than local market closing prices. When the International Equity Portfolio uses such a valuation model, the value assigned to the International Equity Portfolio’s foreign securities may not be the quoted or published prices of the investment on their primary markets or exchanges and are typically categorized as Level 2 in the fair value hierarchy. The valuation of these securities may represent a transfer between Levels 1 and 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the International Equity Portfolio to a significant extent.

          The following is a summary of the valuation inputs used as of January 31, 2011 in valuing the Funds’ and Portfolios’ investments based upon three levels defined above:

	LEVEL 1	LEVEL 2	LEVEL 3	Total

International Equity Fund
Investment Securities:
Affiliated Portfolio (a)	$-	$12,105,379	$-	$12,105,379

Total Investment Securities	$-	$12,105,379	$-	$12,105,379

Opportunity Fund
Investment Securities:
Affiliated Portfolio (a)	$-	$132,198,907	$-	$132,198,907

Total Investment Securities	$-	$132,198,907	$-	$132,198,907

International Equity Portfolio
Investment Securities:
Common Stocks:(b)
Brazil	$1,789,885	$247,654	$-	$2,037,539
Canada	1,226,286	116,115	-	1,342,401
France	268,398	2,219,547	-	2,487,945
Germany	307,104	3,329,045	-	3,636,149
Ireland (Republic of)	550,729	-	-	550,729
Israel	612,080	459,273	-	1,071,353
South Korea	423,120	847,920	-	1,271,040
Sweden	603,656	-	-	603,656
United Kingdom	486,822	8,798,566	-	9,285,388
All other Common Stocks (c)	-	19,016,358	-	19,016,358
Investment Companies	1,421,599	-	-	1,421,599

Total Investment Securities	7,689,679	35,034,478	-	42,724,157

Opportunity Portfolio
Investment Securities:
Common Stocks (c)	$152,836,666	$-	$-	$152,836,666
Investment Companies	4,904,358	-	-	4,904,358

Total Investment Securities	$157,741,024	$-	$-	$157,741,024

(a) Investments in Affiliated Portfolios represent ownership interests in the Portfolios. Due to the Funds’ master-feeder structure, the inputs used for valuing these instruments are categorized as Level 2.

(b) Based on the domicile of the issuer.
(c) For detailed industry or country descriptions, see the accompanying Schedules of Portfolio Investments.

          The Trust and Portfolio Trust recognize significant transfers between fair value hierarchy levels at the reporting period end. The only significant transfers between Levels 1 and 2 as of January 31, 2011 are related to the use of the systematic valuation model to value foreign securities in the International Equity Portfolio. For the period ended January 31, 2011, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

4. Federal Income Tax Information:

          At January 31, 2011, the cost basis of securities for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/depreciation were as follows:

Fund	Tax Cost ($)	Tax Unrealized Appreciation ($)	Tax Unrealized Depreciation ($)	Net Unrealized Appreciation/ (Depreciation) ($)

International Equity Portfolio	42,529,187	1,496,561	(1,301,591)	194,970
Opportunity Portfolio	125,889,861	37,674,626	(5,823,463)	31,851,163

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	HSBC Advisor Funds Trust

By (Signature and Title)*	/s/ Richard A. Fabietti

Richard A. Fabietti, President

Date	March 23, 2011

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Richard A. Fabietti, President

Richard A. Fabietti

Date	March 23, 2011

By (Signature and Title)*	/s/ Ty Edwards

Ty Edwards, Treasurer

Date	March 23, 2011

* Print the name and title of each signing officer under his or her signature.